The 2023 ETF Series Trust

234 West Florida Street, Suite 700

Milwaukee, WI 53204

November 4, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	The 2023 ETF Series Trust (the “Trust”)
File Nos. 333-272579, 811-23883

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Eagle Capital Select Equity ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information, each dated November 1, 2026, that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 26 to the Trust’s Registration Statement on Form N-1A, which was filed with the Commission via EDGAR on October 28, 2026.

If you have any questions or require further information, please contact Dianne Descoteaux at (262) 276-0673 or ddescoteaux@tidalfg.com.

Sincerely,

/s/ Dianne Descoteaux

Dianne Descoteaux

Senior Counsel II

Tidal ETF Services LLC, on behalf of The 2023 ETF Series Trust